Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2018
Registrant Name	dei_EntityRegistrantName	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000837274
Investment Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 29, 2019
Document Effective Date	dei_DocumentEffectiveDate	Sep. 12, 2019
Prospectus Date	rr_ProspectusDate	Sep. 12, 2019